UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     November 14, 2007
     Robert W. Medway    New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $1,364,219 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    88354  1400000 SH       SOLE                  1400000
ANNTAYLOR STORES CORP          COM              036115103    76008  2400000 SH       SOLE                  2400000
APACHE CORP                    COM              037411105    58539   650000 SH       SOLE                   650000
BIOLASE TECHNOLOGY INC         COM              090911108     1368   200000 SH       SOLE                   200000
CBS CORP NEW                   CL B             124857202    77175  2450000 SH       SOLE                  2450000
CIRCUIT CITY STORE INC         COM              172737108    59325  7500000 SH       SOLE                  7500000
CONSECO INC                    COM NEW          208464883    57798  3612400 SH       SOLE                  3612400
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202     5223  1186932 SH       SOLE                  1186932
DYNCORP INTL INC               CL A             26817C101    28117  1216650 SH       SOLE                  1216650
EMBARQ CORP                    COM              29078E105    36575   657826 SH       SOLE                   657826
ENERGY CONVERSION DEVICES IN   COM              292659109    11948   525900 SH       SOLE                   525900
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    58340  3225000 SH       SOLE                  3225000
GRAFTECH INTL LTD              COM              384313102    84294  4725000 SH       SOLE                  4725000
GREEN MTN COFFEE ROASTERS IN   COM              393122106    17255   519887 SH       SOLE                   519887
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    24094  1188061 SH       SOLE                  1188061
HEWITT ASSOCS INC              COM              42822Q100   140806  4017300 SH       SOLE                  4017300
IROBOT CORP                    COM              462726100    19880  1000000 SH       SOLE                  1000000
KEYNOTE SYS INC                COM              493308100     3077   224136 SH       SOLE                   224136
MARTHA STEWART LIVING OMNIME   CL A             573083102     6161   528800 SH       SOLE                   528800
MCGRAW HILL COS INC            COM              580645109    40733   800100 SH       SOLE                   800100
MEDIS TECHNOLOGIES LTD         COM              58500P107     9072   697866 SH       SOLE                   697866
REPUBLIC AWYS HLDGS INC        COM              760276105    63510  3000000 SH       SOLE                  3000000
RYERSON INC                    COM              78375P107    35427  1050000 SH       SOLE                  1050000
SEAGATE TECHNOLOGY             SHS              G7945J104    76740  3000000 SH       SOLE                  3000000
SIMPSON MANUFACTURING CO INC   COM              829073105     7730   242700 SH       SOLE                   242700
SULPHCO INC                    COM              865378103     3679   418078 SH       SOLE                   418078
SUPERIOR INDS INTL INC         COM              868168105     5423   250000 SH       SOLE                   250000
SYMMETRY HLDGS INC             UNIT 99/99/9999  871545208    18846  2156250 SH       SOLE                  2156250
TENET HEALTHCARE CORP          COM              88033G100    49539 14743700 SH       SOLE                 14743700
TERRA NITROGEN CO L P          COM UNIT         881005201     2245    17700 SH       SOLE                    17700
TFS FINL CORP                  COM              87240R107    82451  6371800 SH       SOLE                  6371800
USEC INC                       COM              90333E108    46487  4535300 SH       SOLE                  4535300
VMWARE INC                     CL A COM         928563402    68000   800000 SH       SOLE                   800000